SHORT-TERM AND LONG-TERM DEBT - US Floating Rate (Details) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) subsidiary shares	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 2,584,131	$ 2,862,240
$45 million secured term loan and revolving credit facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 45,000
No. of subsidiaries | subsidiary	7
Debt instrument, term	11 years
Long-term debt	$ 0	27,500
$35 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 35,000
No. of subsidiaries | subsidiary	1
Debt instrument, term	7 years
Long-term debt	$ 26,800	28,800
$107.3 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 107,300
No. of subsidiaries | subsidiary	3
Debt instrument, term	5 years
Long-term debt	$ 83,100	89,400
$100 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 100,000
No. of subsidiaries | subsidiary	4
Debt instrument, term	5 years
Long-term debt	$ 62,100	72,300
$23 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 23,000
No. of subsidiaries | subsidiary	2
Debt instrument, term	3 years
Long-term debt	$ 0	12,700
$115 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 115,000
No. of subsidiaries | subsidiary	8
Debt instrument, term	3 years
Long-term debt	$ 0	70,000
$144.6 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 144,600
No. of subsidiaries | subsidiary	4
Debt instrument, term	6 years
Long-term debt	$ 93,900	126,700
$150 million senior secured term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 150,000
No. of subsidiaries | subsidiary	1
Debt instrument, term	3 years
Long-term debt	$ 0	134,000
$8.4 million senior unsecured term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 8,400
Debt instrument, term	3 years
Long-term debt	$ 0	8,400
$60 Million Loan Facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 60,000
No. of subsidiaries | subsidiary	1
Long-term debt	$ 0	15,000
$79.8 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 79,800
No. of subsidiaries | subsidiary	2
Debt instrument, term	5 years
Long-term debt	$ 74,500	78,700
$163.8 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 163,800
No. of subsidiaries | subsidiary	3
Debt instrument, term	5 years
Long-term debt	$ 154,200	162,400
$150 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 150,000
No. of subsidiaries | subsidiary	3
Debt instrument, term	6 years
Long-term debt	$ 125,900	145,200
$226 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 226,000
No. of subsidiaries | subsidiary	7
Debt instrument, term	5 years
Long-term debt	$ 186,500	218,100
$235 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 235,000
No. of subsidiaries | subsidiary	4
Debt instrument, term	5 years
Long-term debt	$ 203,200	233,100
$81.6 million term loan facility
Debt Instrument [Line Items]
Aggregate debt amount	$ 81,600
No. of subsidiaries | subsidiary	2
Debt instrument, term	2 years
Long-term debt	$ 75,300	$ 81,600
60 Million Reverse Stock Loan Facility
Debt Instrument [Line Items]
Common shares loan to affiliate | shares	11.8
Debt instrument, convertible, conversion ratio	0.50